Property plant and equipment net (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation charge	$ 33	$ 38	$ 49
ZHEJIANG TIANLAN
Depreciation charge	$ 6,580	$ 6,466	$ 6,359